COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 16, 2023	Aug. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Offsetting Assets [Line Items]
Operating Lease, Expense			$ 11,415	$ 11,250	$ 33,970	$ 33,750
Right of use asset			69,554		69,554		$ 97,571
Current lease liabilities			9,890		9,890		38,047
Non-current lease liabilities			$ 61,179		61,179		$ 61,179
Agreement amendment fee				$ 2,000		$ 2,000
Deverra [Member]
Offsetting Assets [Line Items]
Cash payment	$ 570,000
Number of shares converted	4,000,000
Car T License [Member]
Offsetting Assets [Line Items]
Initial license fee		$ 75,000
Annual maintenance fee description		annual maintenance fees ranging between $15,000 and $25,000
First Year Extension [Member]
Offsetting Assets [Line Items]
Monthly rent					3,805
Second Year Extension [Member]
Offsetting Assets [Line Items]
Monthly rent					$ 3,860